Stock Options and Stock Appreciation Rights - SARs (Details) - Stock Appreciation Rights (SARs) - USD ($)		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2023	Dec. 31, 2022
Stock option details
Shares available for future grants	750,000
Maximum exercisable period for granted share-based compensation	10 years
Number of rights issued		465,250
Vesting period	8 years
SARs
Outstanding beginning balance		489,250
Granted		465,250
Forfeited		(24,000)
Outstanding ending balance		465,250	489,250
Weighted average exercise price
Weighted average exercise price, beginning balance (per share)		$ 39.35
Weighted average exercise price, forfeited (per share)		39.33
Weighted average exercise price, ending balance (per share)		$ 39.35	$ 39.35
Aggregate intrinsic value
Aggregate intrinsic value		$ 6,964,000
Weighted average remaining contractual term (years)		8 years 6 months
Fair Value of Liability		$ 1,464,000	$ 546,000
Stock-based compensation expense		918,000	$ 546,000
Stock-based compensation cost, unrecognized		$ 5,090,000
Stock-based compensation cost, unrecognized, weighted-average period of recognition		8 years 6 months